NOTE 20 - Research and Development Expenses	12 Months Ended
Dec. 31, 2025
Notes
NOTE 20 - Research and Development Expenses:

NOTE 20 – Research and Development Expenses:

	For the year ended December 31,
	2025	2024
Wage and salaries	2,640	2,512
Share based compensation	90	127
Materials	213	223
Professional and legal fees	761	732
Patents	128	69
Depreciation and amortization	417	334
Office maintenance, communication, travel and others	1,063	800
Total	5,312	4,797